WARRANT LIABILITY	6 Months Ended
Sep. 30, 2024
Warrant Liability
WARRANT LIABILITY

NOTE 6. WARRANT LIABILITY

On August 15, 2024, the Company effected a reverse stock split of its ordinary shares at a ratio of 1-for-20. The number of warrants and exercise price information herein have been retroactively adjusted to reflect the impact of the reverse stock split. See Note 1 “Nature of Operations” and Note 9, “Capital Stock and Reserves” for further discussion on the reverse stock split.

The following table summarizes the changes in the warrant liability during the three and six months ended September 30, 2024:

	Exercise Price	Warrants	Fair Value Balance
			In 000’$
Warrant liability as of April 1, 2023	$–	–	$–
Fair value of warrants at issuance on October 3, 2023:
Class B Warrants	$45.20	157,895	3,537
Class C Warrants	$45.20	157,895	4,663
Placement Agent Warrants	$47.50	7,896	232
Change in fair value of warrant liability		–	(6,868)
Warrant liability as of March 31, 2024		323,686	1,564
Change in fair value of warrant liability		–	(1,142)
Warrant liability as of June 30, 2024		323,686	422
Change in fair value of warrant liability		–	716
Warrant liability as of September 30, 2024		323,686	$1,138

On September 29, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional and accredited investor in connection with a registered direct offering (the “the Registered Direct Offering”) and a concurrent private placement (the “Private Placement”) and together with the Registered Direct Offering, the “Offerings”). The Offerings closed on October 3, 2023.

Pursuant to the Purchase Agreement, in the Registered Direct Offering, the Company sold (i) 98,500 shares of the Company’s ordinary shares at a purchase price of $38.00 per share and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 59,395 ordinary shares, at a purchase price of $37.98 per Pre-Funded Warrant. All Pre-Funded Warrants, which were exercisable for one ordinary share at an exercise price of $0.02 per share, were exercised in full on May 29, 2024.

In the Private Placement, the Company issued to such institutional and accredited investor unregistered warrants to purchase up to 157,895 ordinary shares (the “Series A Warrants”), unregistered warrants to purchase up to 157,895 ordinary shares (the “Series B Warrants”), and unregistered warrants to purchase up to 157,895 ordinary shares (the “Series C Warrants,” together with the Series A Warrants and the Series B Warrants, the “Private Warrants”), together exercisable for an aggregate of up to 473,685 ordinary shares (the “Private Warrant Shares”). Pursuant to the terms of the Purchase Agreement, for each ordinary share and Pre-Funded Warrant issued in the Registered Direct Offering, an accompanying Series A Warrant, Series B Warrant and Series C Warrant were issued to such institutional and accredited investor. Each Series A Warrant is exercisable for one Private Warrant Share at an exercise price of $38.00 per share, is immediately exercisable and will expire 18 months from the date of issuance. Each Series B Warrant is exercisable for one Private Warrant Share at an exercise price of $45.20 per share, is immediately exercisable and will expire three years from the date of issuance. Each Series C Warrant is exercisable for one Private Warrant Share at an exercise price of $45.20 per share, is immediately exercisable and will expire five years from the date of issuance. The net proceeds to the Company from the Offerings were approximately $5.3 million, after deducting placement agent’s fees and estimated offering expenses of approximately $0.7 million.

Pursuant to an engagement letter, dated as of August 26, 2023, between the Company and H.C. Wainwright & Co., LLC (the “Placement Agent”), the Company paid the Placement Agent a total cash fee equal to 6.0% of the aggregate gross proceeds received in the Offerings, or $0.36 million. The Company also paid the Placement Agent in connection with the Offerings a management fee equal to 1.0% of the aggregate gross proceeds raised in the Offerings ($0.06 million), $75,000 for non-accountable expenses and $15,950 for clearing fees. In addition, the Company issued to the Placement Agent, or its designees, warrants to purchase up to 7,896 ordinary shares (the “Placement Agent Warrants,” and together with the Pre-Funded Warrants and the Private Warrants, the “Warrants”), which represented 5.0% of the aggregate number of ordinary shares and Pre-Funded Warrants sold in the Registered Direct Offering. The Placement Agent Warrants have substantially the same terms as the Series B Warrants and the Series C Warrants, except that the Placement Agent Warrants have an exercise price equal to $47.50, or 125% of the offering price per ordinary share sold in the Registered Direct Offering and will be exercisable for five years from the commencement of the sales pursuant to the Offerings. The Private Warrants, Private Warrant Shares, Placement Agent Warrants and ordinary shares underlying the Placement Agent Warrants were registered for resale under the Securities Act of 1933, as amended (the “Securities Act”) pursuant to a registration statement on Form F-1 that was declared effective by the SEC on November 7, 2023 (the “Resale Registration Statement”).

The Series B Warrants, the Series C Warrants and the Placement Agent Warrants include the obligation, in the event of a Fundamental Transaction, as defined in the Series B Warrants, the Series C Warrants and the Placement Agent Warrants, for the Company or the successor entity to purchase the warrants from the holder at the discretion of the holder and at the Black-Scholes value, as defined in the warrant agreements. As a result, management concluded that, in line with IAS 9, “Financial Instruments” and IAS 32, “Financial Instruments: Presentation,” such warrants will be accounted for as financial liabilities on the condensed consolidated interim statement of financial position with the changes in fair value recognized in the condensed consolidated interim statement of operations and other comprehensive income (loss). The Company allocated the net proceeds of $5.3 million for the Registered Direct Offering to the warrant liability and recognized the excess of the fair value of the warrant liabilities at inception of $3.1 million as a loss on the Registered Direct Offering of $2.4 million and offering expenses of $0.7 million. The Company also recorded a loss of $0.7 million and a gain of $0.4 million from the change in the fair value of the warrant liabilities for the three and six months ended September 30, 2024, respectively, resulting in a warrant liability balance of $1.1 million at September 30, 2024.

The Company filed the Resale Registration Statement to register for the resale of the Private Warrant Shares and the ordinary shares issuable upon the exercise of the Placement Agent Warrants, which was declared effective by the SEC on November 7, 2023. Pursuant to the terms of the Purchase Agreement, the Company is obligated to use its commercially reasonable efforts to keep the Resale Registration Statement effective at all times until such institutional and accredited investor (and its successors and assigns) no longer owns any Private Warrants or ordinary shares issuable upon exercise thereof.

On May 29, 2024, Armistice Capital Master Fund Ltd. exercised its Pre-Funded Warrants at an exercise price of $0.02 per share increasing the Company’s total shares outstanding to 1,048,765.

The accounting for the Series A Warrants and the Pre-Funded Warrants is detailed below in Note 9, “Capital Stock and Reserves.”

Series B Warrants

A fair value of $22.40 per each Series B Warrant was identified at the issue date of October 3, 2023. A fair value of $3.05 per each warrant has been identified as of September 30, 2024.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	September 30, 2024
Exercise price	$45.20	$45.20
Share price	$39.40	$6.65
Expected life	3.01 years	2.01 years
Expected volatility	90.4%	159.22%
Risk-free interest rate	4.95%	3.66%
Dividend yield	–	–

Series C Warrants

A fair value of $29.60 per each Series C Warrant was identified at the issue date of October 3, 2023. A fair value of $3.91 per each warrant has been identified as of September 30, 2024.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	September 30, 2024
Exercise price	$45.20	$45.20
Share price	$39.40	$6.65
Expected life	5.00 years	4.01 years
Expected volatility	100.7%	129.26%
Risk-free interest rate	4.80%	3.58%
Dividend yield	–	–

Placement Agent Warrants

A fair value of $29.40 per each Placement Agent Warrant was identified at the issue date of October 3, 2023. A fair value of $3.86 per each warrant has been identified as of September 30, 2024.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	September 30, 2024
Exercise price	$47.60	$47.50
Share price	$39.40	$6.65
Expected life	4.99 years	4.01 years
Expected volatility	100.7%	129.26%
Risk-free interest rate	4.80%	3.58%
Dividend yield	–	–